Segment Information - Pre-Tax Income Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pre-tax income from continuing operations
Amortization of acquired intangible assets	$ (809)	$ (945)	$ (998)
Acquisition-related charges	(16)	(52)	(5)
Non-operating retirement-related (costs)/income	(1,572)	(1,341)	(448)
Income from continuing operations before income taxes	11,342	11,400	12,330
Business Segments
Pre-tax income from continuing operations
Income from continuing operations before income taxes	14,881	14,849	15,230
Internal transactions
Pre-tax income from continuing operations
Income from continuing operations before income taxes	(758)	(726)	(1,160)
Unallocated corporate amounts
Pre-tax income from continuing operations
Income from continuing operations before income taxes	$ (385)	$ (385)	$ (290)